ACCOUNTS RECEIVABLE AND OTHER	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE AND OTHER
ACCOUNTS RECEIVABLE AND OTHER

7.ACCOUNTS RECEIVABLE AND OTHER

December 31,	2014	2013
(millions of Canadian dollars)
Unbilled revenues	2,218	2,773
Trade receivables	1,168	1,154
Taxes receivable	522	200
Regulatory assets	567	54
Short-term portion of derivative assets (Note 23)	568	385
Prepaid expenses and deposits	103	123
Current deferred income taxes (Note 24)	245	120
Dividends receivable	26	26
Other	129	159
Allowance for doubtful accounts	(42)	(38)
	5,504	4,956

Pursuant to a Receivables Purchase Agreement (the Receivables Agreement) executed in 2013, certain trade and accrued receivables (the Receivables) have been sold by certain of EEP’s subsidiaries to an Enbridge wholly-owned special purpose entity (SPE). The Receivables owned by the SPE are not available to Enbridge except through its 100% ownership in such SPE. The Receivables Agreement provides for purchases to occur on a monthly basis through to December 2016, provided accumulated purchases net of collections do not exceed US$450 million at any one point. The value of trade and accrued receivables outstanding owned by the SPE totalled US$378 million ($439 million) and US$380 million ($404 million) as at December 31, 2014 and December 31, 2013, respectively.